Supplementary Cash Flow Information	12 Months Ended
Dec. 31, 2018
Disclosure Of Supplementary Cash Flow Information [Abstract]
Supplementary Cash Flow Information

35. SUPPLEMENTARY CASH FLOW INFORMATION

For the years ended December 31,	2018	2017	2016
Interest Paid	564	538	350
Interest Received	19	31	32
Income Taxes Paid	116	12	11

The following table provides a reconciliation of cash flows arising from financing activities:

	Dividends Payable	Current Portion of Long-Term Debt	Long-Term Debt
As at December 31, 2016	-	-	6,332
Changes From Financing Cash Flows:
Issuance of Long-Term Debt	-	-	3,842
Net Issuance (Repayment) of Revolving Long-Term Debt	-	-	32
Issuance of Debt Under Asset Sale Bridge Facility	-	892	2,677
(Repayment) of Debt Under Asset Sale Bridge Facility	-	(900)	(2,700)
Dividends Paid	(225)	-	-
Non-Cash Changes:
Dividends Declared	225	-	-
Foreign Exchange (Gain) Loss	-	-	(697)
Finance costs	-	8	28
Other	-	-	(1)
As at December 31, 2017	-	-	9,513
Changes From Financing Cash Flows:
Dividends Paid	(245)	-	-
(Repayment) of Long-Term Debt	-	-	(1,144)
Net Issuance (Repayment) of Revolving Long-Term Debt	-	-	(20)
Non-Cash Changes:
Dividends Declared	245	-	-
Current Portion of Long-Term Debt	-	682	(682)
Foreign Exchange (Gain) Loss	-	-	817
Finance Costs	-	-	(2)
As at December 31, 2018	-	682	8,482